Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
March 31, 2025
VIPIFF2030-NPRT1-0525
1.830291.119
Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,314,875	30,695,740
Fidelity International Bond Index Fund (a)	658,584	6,111,659
Fidelity Long-Term Treasury Bond Index Fund (a)	2,924,269	27,839,041
VIP High Income Portfolio - Investor Class (a)	922,551	4,335,989
VIP Investment Grade Bond II Portfolio - Investor Class (a)	7,330,821	69,422,872
TOTAL BOND FUNDS (Cost $145,883,659)		138,405,301

Domestic Equity Funds - 32.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	391,504	20,573,522
VIP Equity Income Portfolio - Investor Class (a)	621,967	16,793,098
VIP Growth & Income Portfolio - Investor Class (a)	766,402	22,999,719
VIP Growth Portfolio - Investor Class (a)	391,750	34,035,221
VIP Mid Cap Portfolio - Investor Class (a)	158,842	5,252,908
VIP Value Portfolio - Investor Class (a)	661,086	11,687,992
VIP Value Strategies Portfolio - Investor Class (a)	417,633	5,788,393
TOTAL DOMESTIC EQUITY FUNDS (Cost $79,919,484)		117,130,853

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	2,775,272	33,802,818
VIP Overseas Portfolio - Investor Class (a)	2,604,457	69,512,961
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $77,145,190)		103,315,779

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $302,948,333)	358,851,933
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	358,851,933

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	29,790,422	1,260,390	1,603,827	-	(200,561)	1,449,316	30,695,740	3,314,875
Fidelity International Bond Index Fund	12,330,691	514,867	6,761,291	-	(322,677)	350,069	6,111,659	658,584
Fidelity Long-Term Treasury Bond Index Fund	26,460,389	1,943,722	1,618,198	258,056	(26,752)	1,079,880	27,839,041	2,924,269
VIP Contrafund Portfolio - Investor Class	20,871,003	2,390,818	924,122	645,353	(19,318)	(1,744,859)	20,573,522	391,504
VIP Emerging Markets Portfolio - Investor Class	35,984,823	687,495	5,145,690	-	214,372	2,061,818	33,802,818	2,775,272
VIP Equity Income Portfolio - Investor Class	17,030,054	592,341	1,262,764	127,386	(1,226)	434,693	16,793,098	621,967
VIP Growth & Income Portfolio - Investor Class	23,365,536	1,094,787	1,226,054	229,817	(4,045)	(230,505)	22,999,719	766,402
VIP Growth Portfolio - Investor Class	34,589,217	3,731,224	976,070	406,528	(33,867)	(3,275,283)	34,035,221	391,750
VIP High Income Portfolio - Investor Class	4,341,900	158,837	183,486	9,318	(6,437)	25,175	4,335,989	922,551
VIP Investment Grade Bond II Portfolio - Investor Class	62,631,158	8,914,397	4,001,912	14,997	(94,598)	1,973,827	69,422,872	7,330,821
VIP Mid Cap Portfolio - Investor Class	5,361,613	759,243	272,421	239,845	(4,097)	(591,430)	5,252,908	158,842
VIP Overseas Portfolio - Investor Class	66,913,884	2,413,553	3,290,659	756,599	(16,369)	3,492,552	69,512,961	2,604,457
VIP Value Portfolio - Investor Class	11,966,941	1,040,096	530,792	452,373	(5,772)	(782,481)	11,687,992	661,086
VIP Value Strategies Portfolio - Investor Class	5,948,182	615,957	201,400	108,316	(4,852)	(569,494)	5,788,393	417,633
	357,585,813	26,117,727	27,998,686	3,248,588	(526,199)	3,673,278	358,851,933

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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